Offerings	Nov. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	173,321,492
Proposed Maximum Offering Price per Unit	1.16
Maximum Aggregate Offering Price	$ 201,052,930.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,765.41
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registrant is also registering hereunder an indeterminate number of shares of common stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the registrant’s common stock reported on NYSE American on November 5, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value, issuable upon the exercise of warrants
Amount Registered | shares	25,503,213
Proposed Maximum Offering Price per Unit	1.16
Maximum Aggregate Offering Price	$ 29,583,727.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,085.51
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registrant is also registering hereunder an indeterminate number of shares of common stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the registrant’s common stock reported on NYSE American on November 5, 2025.